Finance Costs	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Finance Costs	NOTE 7 FINANCE COSTS 2021 2020 Interest expense Short-term debt 60 50 Long-term debt 415 392 Lease liabilities (Note 19) 33 34 COVID-19 related ‐ 19 Loss on early extinguishment of debt (Note 18) 142 ‐ Unwinding of discount on asset retirement obligations (Note 22) (9) 33 Interest on net defined benefit pension and other post-retirement plan obligations (Note 21) 9 13 Borrowing costs capitalized to property, plant and equipment (29) (20) Interest income (8) (1) 613 520 Borrowing costs capitalized to property, plant and equipment in 2021 were calculated by applying an average capitalization rate of 4.1 percent (2020 – 3.9 percent) to expenditures on qualifying assets.